CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities
Net income/(loss)	$ 7,084	¥ 45,888	¥ (16,701)	¥ 27,845
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation of property and equipment	1,339	8,674	4,035	1,788
Amortization of intangible assets	10,663	69,075	¥ 6,071	¥ 1,990
Impairment of intangible assets	1,260	8,162
Impairment of prepaid minimum guarantee	2,200	14,385
Allowance for doubtful accounts	$ 752	¥ 4,870
Loss on disposals of property and equipment				¥ 208
Share-based compensation	$ 16,030	¥ 103,839	¥ 185,750	¥ 329
Impairment loss on cost method investments			3,029
Share of loss from equity method investments	$ 401	¥ 2,597	¥ 697	¥ 170
Fair value change of preferred share warrant liability				514
Deferred income taxes, net	$ 5,010	¥ 32,454	¥ 28,267	(1,262)
Foreign exchange (loss)/gain and others	2,199	14,243	1,046	(266)
Changes in operating assets and liabilities, net of effect of acquisitions
Accounts receivable	(22,940)	(148,599)	(127,641)	(71,848)
Amounts due from related parties	861	5,575	(16,221)	(26)
Prepayments and other assets	(25,337)	(164,132)	(184,136)	(7,169)
Accounts payable	631	4,087	76,199	78,211
Accruals and other liabilities	2,568	16,632	20,196	¥ 18,875
Deferred revenue	4,328	28,033	¥ 41,411
Amounts due to related parties	2,158	13,977		¥ 1,095
Income tax payable	4,810	31,160	¥ (1,458)	7,239
Net cash provided by operating activities	14,017	90,920	20,544	57,693
Cash flows from investing activities
Purchase of property and equipment	(1,403)	(9,089)	(11,252)	(8,473)
Cash paid for equity investments	(15,373)	(99,585)	(19,369)	¥ (1,500)
Cash paid for Investment in available-for-sale securities	(4,391)	(28,442)	¥ (19,852)
Cash paid for business acquisition, net of cash acquired	(3,074)	(19,917)
Investment in short-term time deposits	617	4,000	¥ (4,000)
Purchase of intangible assets	$ (57,515)	¥ (372,570)	¥ (124,140)	¥ (2,520)
Repayment from a related party				5,687
Net cash used in investing activities	$ (81,139)	¥ (525,603)	¥ (178,613)	¥ (6,806)
Cash flows from financing activities
Proceeds from borrowings	16,981	110,000	¥ 20,000
Repayments of borrowings	(3,087)	(20,000)
Governments grants received	$ 1,684	¥ 10,909
Proceeds from initial public offering (net of underwriters' commissions of US$9,962,000)			¥ 918,039
Payments of offering costs related to initial public offering	$ (953)	¥ (6,173)	¥ (24,133)
Repurchase of ordinary shares	$ (1,425)	¥ (9,235)		¥ (33,839)
Proceeds from issuance of preferred shares				134,350
Preferred shares issuance costs				(6,961)
Proceeds from exercise of preferred share warrants				24,648
Payments for repurchase of preferred shares occurred in 2013	$ (1,340)	¥ (8,683)		(17,672)
Proceeds from capital contribution from non-controlling interest				¥ 236
Proceeds from share options exercised	$ 104	¥ 674
Net cash provided by financing activities	11,964	77,492	¥ 913,906	¥ 100,762
Net increase/(decrease) in cash and cash equivalents	(55,141)	(357,191)	755,837	151,649
Cash and cash equivalents at beginning of the year	143,541	929,829	179,658	31,365
Effect of exchange (loss)/gain on cash and cash equivalents	3,346	21,674	(5,666)	(3,356)
Cash and cash equivalents at end of the year	$ 91,746	¥ 594,312	929,829	179,658
Supplemental disclosure of non-cash investing and financing activities
Accretion to convertible redeemable preferred shares redemption value			¥ 1,054,890	262,782
Repurchase of series A convertible redeemable preferred shares in form of payables				¥ 8,683
Acquisition of intangible assets in form of payables and not yet paid	$ 2,643	¥ 17,124	¥ 20,229
Acquisition of equity investments in form of payables and not yet paid	$ 2,533	¥ 16,409	10,000
Conversion of preferred shares to ordinary shares			1,536,175
Initial public offering related cost in form of other payables and not yet paid			¥ 6,173
Unrealized gain on available-for-sale securities	$ 5,515	¥ 35,722